Leases - Schedule Of Future Minimum Operating Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Future lease payments:
2023	$ 1,373
2024	1,160
2025	446
2026	277
2027	97
Thereafter	0
Future lease payments	3,353
Present value discount	(128)
Total lease liabilities	$ 3,225	$ 3,569